Securities (Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 3,335		$ 3,335		$ 3,047
Dividend income recognized	61	$ 123	117	$ 189
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	2,624		2,624		2,536
Dividend income recognized	32	88	52	115
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	711		711		$ 511
Dividend income recognized	$ 29	$ 35	$ 65	$ 74